Related parties and related party transactions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related parties and related party transactions
44	Related parties and related party transactions

The following significant transactions were carried out between the Group and its related parties during the years ended December 31, 2020, 2021 and 2022.

(a)	Names and relationships with related parties
The following table sets forth the major related parties which have major transactions with the Group during the years ended December 31, 2020, 2021 and 2022:

Name of related parties	Relationship with the Company
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	Significant influence on the Group and its subsidiaries

44.1	Significant transactions with related parties
The following are the significant related party transactions and balances during the period and as of period end:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Technology platform based income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	635,143	1,414,885	1,529,485

Other income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	1,234,616	3,538,974	1,053,718

Investment income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	261,148	594,446	338,252

Finance costs-Interest income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	147,638	247,238	281,130

Finance costs-Interest expense
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	67,468	6,151	25,435

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	3,090,052	3,294,358	2,919,391

Other gains/(losses) – net
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	(499,543)	(211,674)	350,329

Technology platform based income
Ping An Group is a product provider of the Group’s technology platform. The investment products provided by Ping An Group primarily include private investment funds, insurance products, bank products, trust plans and bank products. Fees are collected from Ping An Group for facilitation of investment products offered on the Group’s technology platform. The Group generally receives service fees based on a certain percentage of the volume of investment products facilitated and loans made by Ping An Group. Such fee is recognized upon successful facilitation.
Other income
Other income mainly comprises income for the account management services provided by the Group to Ping An Group. The Group generally receives the service fees monthly based on the number of accounts managed and the performance of the underlying loans managed by the Group for Ping An Group. In September 2022, the account management service contracts with Ping An P&C were revised as a result of worse-than-expected loan performance. Based on the negotiation with Ping An P&C, the Group agreed to revise the contract and refunded RMB440 million to Ping An P&C and charged the account management fees based on loan performance after September 2022.
Net interest income – Interest expense
The interest expense mainly consists of interest paid for borrowings from Ping An Group. These borrowings were used to providing funding for on-balance
sheet loans under the Company’s retail credit and enablement business. The interest expenses are calculated based on the effective interest rates and the carrying amount of such borrowings.
Investment income
Investment income mainly consists of investment return received by the Group on investment products issued or managed by Ping An Group.
Finance costs
Ping An Group provides deposit services and financing services to the Group.
Finance costs include interest paid to Ping An Group for borrowings used for businesses other than the retail credit and enablement business, interest paid to Ping An Group for its subscription in the consolidated wealth management products managed by the Group and interest income received from Ping An Group for cash deposited by the Group in Ping An Group. The finance cost is calculated based on the effective interest rates on the outstanding balances.

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Ping An Group provides a wide spectrum of services to the Group, including but not limited to:
(1) accounting processing and data communication services; (2) transaction settlement and custodian service; (3) office premise rental services; (4) technology support; and (5) HR support. The Group, in return, pays service fees to Ping An Group. The precise scope of service, service fees calculation, method of payment and other details of the service arrangement are agreed between the relevant parties separately.
The services fees paid by the Group to Ping An Group are determine through a bidding procedure according to the internal policies and procedures of the Group. if no tendering and bidding process is required under the Group’s internal policies, they are determined through mutual negotiations between the two parties based on historical fees of such services and comparable market rates.
Other gains/(losses)—net
Other gains/(losses) – net mainly consist of foreign exchange losses due to the foreign exchange swaps provided by Ping An Group.
Leases
Part of the
right-of-use
assets and lease liabilities are rented from Ping An Group, and are used as workplace.
Convertible promissory note payable
Ping An Group also held a convertible promissory note issued by the Company, which is disclosed in Note 34.
Purchase of financial assets
The Group purchased certain assets management plans, trust plans, mutual funds, private fund and other equity investments, bank wealth management products and corporate bonds managed and/or issued by Ping An Group. Please refer to Note 4.3 for the Group’s maximum exposure related to these investments.

44.2	Year end balances with related parties

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Trade related (i)
Cash
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	9,648,043	14,316,239

Account and other receivables and contract assets
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	1,386,252	1,310,245

Accounts and other payables and contract liabilities and other liabilities
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	723,646	560,888

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Non-trade related (ii)
Account and other receivables and contract assets and other assets
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	1,665,875	1,641,361

Payable to platform investors, accounts and other payables and contract liabilities and other liabilities
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	78,102	3,839,817

Financial assets at amortized cost
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	1,279,156	2,504,622

Borrowings
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	—	820,716

Financial assets at fair value through profit or loss
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	3,500,726	—

(i)	The balances with related parties were unsecured, interest-free and repayable on demand.
In 2022, the Company has paid cash dividends to An Ke Technology Company Limited and Ping An Insurance Overseas (Holdings) Limited, which amounting USD291 million and USD194 million, respectively.

(ii)
These non-trade balances with related parties were mainly for treasury management purpose which are collectable or repayable on demand or within one year. The Company does not plan to settle all non-trade nature
related party transactions before Listing.

44.3	Key management personnel compensation
Key management includes directors (executive and
non-executive)
and senior officers. The following table sets forth the compensations paid or payable to key management for employee services:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages and salaries	29,192	26,728	21,081
Welfare and other benefits	34,560	29,804	16,038

Including: Bonuses	28,061	24,066	8,617

Share-based payment	68,771	56,317	22,719

	132,523	112,849	59,838